Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of outstanding stock options

Below is a table that summarizes the key information regarding the Plan:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term (Years)	Aggregate intrinsic value
Outstanding as of January 1, 2024	586,923	€4.84	6.53	€67,596
Granted	587,650	2.87	9.50	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	(204,265)	5.94	-	-
Outstanding as of December 31, 2024	970,308	€3.65	8.75	€706,366
Exercisable as of December 31, 2024	514,210	€4.13	8.23	€199,667
Outstanding, expected to vest as of December 31, 2024	456,098	€3.10	9.33	€506,699

Outstanding as of January 1, 2025	970,308	€3.65	8.75	€706,366
Granted	495,507	3.83	9.93	-
Vested and exercised	-	-	-	-
Cancelled or forfeited	-	-	-	-
Outstanding as of June 30, 2025	1,465,815	€3.40	8.82	€634,066
Exercisable as of June 30, 2025	662,291	€3.56	7.98	€270,230
Outstanding, expected to vest as of June 30, 2025	803,524	€3.27	9.51	€363,835

Schedule of share based compensation expenses

The Company’s share-based compensation expense for the period ended June 30, 2025, and June 30, 2024, is represented by the following table:

	Year ended June 30
	2025	2024
(in Euros)
Research & development expense	€82,369	€37,173
Research & development expense - related party	39,806	-
General & administrative expense	68,449	114,219
General & administrative expense - related party	161,740	81,376
Total	€352,364	€232,768
Unrecognized expense	€2,652,303	€747,043